Shareholder Report, Holdings (Details)	May 31, 2025
Columbia Flexible Capital Income Fund - Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund - Class A | Boeing Co The October Fifteen Two Thousand Twenty Seven Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class A | M And T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Minerva Merger Sub Inc February Fifteen Two Thousand Thirty Six Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Clear Channel Outdoor Holdings Inc April Fifteen Two Thousand Twenty Eight Seven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Hilcorp Energy I LP Finance Co April Fifteen Two Thousand Thirty Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | PennyMac Corp March Fifteen Two Thousand Twenty Six Five Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Fertitta Entertainment LLC Finance Co Inc January Fifteen Two Thousand Thirty Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Columbia Flexible Capital Income Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Flexible Capital Income Fund - Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Flexible Capital Income Fund - Class A | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Flexible Capital Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund - Class C | Boeing Co The October Fifteen Two Thousand Twenty Seven Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class C | M And T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Minerva Merger Sub Inc February Fifteen Two Thousand Thirty Six Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Clear Channel Outdoor Holdings Inc April Fifteen Two Thousand Twenty Eight Seven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Hilcorp Energy I LP Finance Co April Fifteen Two Thousand Thirty Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | PennyMac Corp March Fifteen Two Thousand Twenty Six Five Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Fertitta Entertainment LLC Finance Co Inc January Fifteen Two Thousand Thirty Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Columbia Flexible Capital Income Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Flexible Capital Income Fund - Class C | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Flexible Capital Income Fund - Class C | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Flexible Capital Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund - Institutional Class | Boeing Co The October Fifteen Two Thousand Twenty Seven Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional Class | M And T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Minerva Merger Sub Inc February Fifteen Two Thousand Thirty Six Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Clear Channel Outdoor Holdings Inc April Fifteen Two Thousand Twenty Eight Seven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Hilcorp Energy I LP Finance Co April Fifteen Two Thousand Thirty Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | PennyMac Corp March Fifteen Two Thousand Twenty Six Five Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Fertitta Entertainment LLC Finance Co Inc January Fifteen Two Thousand Thirty Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Columbia Flexible Capital Income Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Flexible Capital Income Fund - Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Flexible Capital Income Fund - Institutional Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Flexible Capital Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Boeing Co The October Fifteen Two Thousand Twenty Seven Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional 2 Class | M And T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Minerva Merger Sub Inc February Fifteen Two Thousand Thirty Six Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Clear Channel Outdoor Holdings Inc April Fifteen Two Thousand Twenty Eight Seven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Hilcorp Energy I LP Finance Co April Fifteen Two Thousand Thirty Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | PennyMac Corp March Fifteen Two Thousand Twenty Six Five Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Fertitta Entertainment LLC Finance Co Inc January Fifteen Two Thousand Thirty Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Flexible Capital Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Boeing Co The October Fifteen Two Thousand Twenty Seven Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Institutional 3 Class | M And T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Minerva Merger Sub Inc February Fifteen Two Thousand Thirty Six Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Clear Channel Outdoor Holdings Inc April Fifteen Two Thousand Twenty Eight Seven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Hilcorp Energy I LP Finance Co April Fifteen Two Thousand Thirty Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | PennyMac Corp March Fifteen Two Thousand Twenty Six Five Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Fertitta Entertainment LLC Finance Co Inc January Fifteen Two Thousand Thirty Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Flexible Capital Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Flexible Capital Income Fund - Class S | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Flexible Capital Income Fund - Class S | Boeing Co The October Fifteen Two Thousand Twenty Seven Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Flexible Capital Income Fund - Class S | M And T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Minerva Merger Sub Inc February Fifteen Two Thousand Thirty Six Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Clear Channel Outdoor Holdings Inc April Fifteen Two Thousand Twenty Eight Seven Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Hilcorp Energy I LP Finance Co April Fifteen Two Thousand Thirty Six Point Zero Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | PennyMac Corp March Fifteen Two Thousand Twenty Six Five Point Five Zero Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Fertitta Entertainment LLC Finance Co Inc January Fifteen Two Thousand Thirty Six Point Seven Five Zero Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Flexible Capital Income Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Columbia Flexible Capital Income Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Columbia Flexible Capital Income Fund - Class S | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Flexible Capital Income Fund - Class S | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Flexible Capital Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%